                                                                                                            January 7, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS STOCK FUNDS

            File No.: 811-21236; 333-100610

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended October 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6838.

                                                                                                Very truly yours,

                                                                                                /s/ Loretta Johnston

                                                                                                Loretta Johnston

                                                                                                Supervisory Paralegal